1933 Act File No. 33-54445
                                   1940 Act File No. 811-7193



                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        X

   Pre-Effective Amendment No.          ..........

   Post-Effective Amendment No.   3   ............        X

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

   Amendment No.   4   ...........................        X

                       FEDERATED INSTITUTIONAL TRUST

            (Exact Name of Registrant as Specified in Charter)

      Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                 (Address of Principal Executive Offices)

                              (412) 288-1900
                      (Registrant's Telephone Number)

                        John W. McGonigle, Esquire,
                        Federated Investors Tower,
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
    on September 30, 1996 pursuant to paragraph (b)
--
 X  60 days after filing pursuant to paragraph (a) (i)
    on                 pursuant to paragraph (a) (i)
    75 days after filing pursuant to paragraph (a)(ii)
    on                   pursuant to paragraph (a)(ii) of Rule 485.
       -----------------

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

      filed the Notice required by that Rule on                  ; or
-----                                           -----------------
      intends to file the Notice required by that Rule on or about
               ; or
   ------------
 X    during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.


Copies to:  Matthew G. Maloney, Esquire
               Dickstein Shapiro Morin & Oshinsky LLP
               2101 L Street, N.W.
               Washington, DC  20037




                           CROSS-REFERENCE SHEET


     This Amendment to the Registration Statement of Federated
Institutional Trust, which is comprised of one portfolio: (1) Federated Institutional Short-Term Government Fund, is comprised of the following:

PART A. INFORMATION REQUIRED IN A PROSPECTUS.

                                   Prospectus Heading
                                   (Rule 404(c) Cross Reference)

Item 1.   Cover Page...............(1) Cover Page.
Item 2.   Synopsis.................(1) Summary of Fund Expenses.
Item 3.   Condensed Financial
          Information..............(1) Performance Information.
Item 4.   General Description of
          Registrant...............(1) General Information; Investment
                                   Information; Investment Objective;
                                   Investment Policies; Investment
                                   Limitations.
Item 5.   Management of the Fund...(1) Trust Information; Management of the
                                   Trust; Distribution of Fund Shares;
                                   Administration of the Fund.
Item 6.   Capital Stock and Other
          Securities...............(1) Dividends; Capital Gains;
                                   Shareholder Information; Voting Rights;
                                   Tax Information; Federal Income Tax;
                                   State and Local Taxes.
Item 7.   Purchase of Securities Being
          Offered..................(1) Net Asset Value; Investing in the
                                   Fund; Share Purchases; Minimum
                                   Investment Required; What Shares Cost;
                                   Certificates and Confirmations.
Item 8.   Redemption or Repurchase.(1) Redeeming Shares; Telephone
                                   Redemption; Written Requests; Accounts
                                   with Low Balances.
Item 9.   Pending Legal Proceedings     None.




PART B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.  Cover Page...............(1) Cover Page.
Item 11.  Table of Contents........(1) Table of Contents.
Item 12.  General Information and
          History..................(1) General Information About the Fund;
                                   About Federated Investors.
Item 13.  Investment Objectives and
          Policies.................(1) Investment Objective and Policies.
Item 14.  Management of the Fund...(1) Federated Institutional Trust
                                   Management.
Item 15.  Control Persons and Principal
          Holders of Securities....(1) Fund Ownership.
Item 16.  Investment Advisory and Other
          Services.................(1) Investment Advisory Services; Other
                                   Services; Fund Administration; Transfer
                                   Agent; Custodian and Portfolio
                                   Accountant; Independent Auditors;
                                   Shareholder Services.
Item 17.  Brokerage Allocation.....(1) Brokerage Transactions.
Item 18.  Capital Stock and Other
          Securities...............(1) Not applicable.
Item 19.  Purchase, Redemption and
          Pricing of Securities
          Being Offered............(1) Purchasing Shares; Determining Net
                                   Asset Value; Redeeming Shares.
Item 20.  Tax Status...............(1) Tax Status; Massachusetts
                                   Partnership Law.
Item 21.  Underwriters.............(1) Not applicable.
Item 22.  Calculation of Performance
          Data.....................(1) Total Return; Yield; Performance
                                   Comparisons.
Item 23.  Financial Statements.....(1) To be filed by amendment.




FEDERATED INSTITUTIONAL SHORT-TERM GOVERNMENT FUND
(A PORTFOLIO OF FEDERATED INSTITUTIONAL TRUST)
PROSPECTUS
The shares of Federated Institutional Short-Term Government Fund (the `Fund'') offered by this prospectus represent interests in a diversified portfolio of securities which is a portfolio of Federated Institutional Trust (the `Trust''), an open-end management investment company (a mutual fund).
The investment objective of the Fund is current income. The Fund invests only in U.S. government securities. Shares are sold at net asset value.
THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.
   The Fund has also filed a Statement of Additional Information dated July
     , 1997, with the Securities and Exchange Commission (`SEC''). The
-----
information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information, which is in paper form only, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).,
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
   Prospectus dated July       , 1997
                         ------


TABLE OF CONTENTS


SUMMARY OF FUND EXPENSES


GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated June 9, 1994. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes.
Shares of the Fund are designed to give institutions a convenient means of accumulating an interest in a professionally managed, diversified portfolio of U.S. government securities. A minimum initial investment of $1,000,000 is required.
Shares are currently sold and redeemed at net asset value without a sales charge imposed by the Fund.
INVESTMENT INFORMATION

INVESTMENT OBJECTIVE
The investment objective of the Fund is current income. The investment objective cannot be changed without the approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.
Unless indicated otherwise, the investment policies of the Fund may be changed by the Board of Trustees (`Trustees'') without the approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective.
INVESTMENT POLICIES
   The Fund pursues its investment objective by investing only in U.S. government securities and by maintaining a portfolio weighted average duration of less than one year. Even though the price of fixed income securities fluctuates, the portfolio will be managed in a way that will seek to minimize the volatility of principal. The prices of fixed income securities fluctuate inversely to the direction of interest rates. Acceptable Investments. The U.S. government securities in which the Fund invests are either issued or guaranteed by the U.S. government, its agencies, or instrumentalities. These securities include, but are not limited to:
   o direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;
   o notes, bonds, and discount notes issued or guaranteed by U.S. government agencies and instrumentalities supported by the full faith and credit of the United States; and
   o notes, bonds, and discount notes of other U.S. government agencies or instrumentalities which receive or have access to federal funding; and
   o notes, bonds, and discount notes of other U.S. government instrumentalities supported only by the credit of the instrumentalities.
Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. These obligations are supported by:
   o the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;
   o the discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or
   o the credit of the agency or instrumentality.
   Mortgage-Backed Securities. The Fund may invest in mortgage-backed securities that are issued by the U.S. government or one of its agencies or instrumentalities. The Fund limits its investments in mortgage-backed securities to those that are `pass-through'' securities representing an undivided interest in a pool of residential mortgages. These mortgage-backed securities have yield and maturity characteristics corresponding to the underlying mortgages, which may be fixed rate or adjustable rate. Distributions to holders of mortgage-backed securities include both interest and principal payments.
Investment Risks. Because mortgage-backed securities pay both interest and principal as their underlying mortgages are paid off, they are subject to prepayment risk. Prepayment risk is attributable to an underlying mortgage holder's ability to prepay and refinance the underlying mortgage which may expose the Fund to a lower rate of return upon reinvestment and the loss of any premiums paid on the security. Also, the value of mortgage-backed securities may be significantly affected by changes in interest rates. The market value of adjustable rate mortgage-backed securities (`ARMS'') may be impacted based upon the frequency that the interest rates of the underlying mortgages reset and changes to the index upon which the interest rates are based. Also, the underlying mortgages relating to ARMS will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down. Unanticipated changes in interest rates could cause periods of extending durations and greater principal volatility. Therefore, there can be no assurance that the Fund will succeed in maintaining a portfolio weighted average duration of less than one year or minimizing volatility of principal.
Repurchase Agreements. The U.S. government securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/ dealers, and other recognized financial institutions sell U.S. government securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price.
Lending of Portfolio Securities. In order to generate additional income, the Fund may lend its portfolio securities on a short-term or long-term basis up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the adviser has determined are creditworthy under guidelines established by the Fund's Trustees and will receive collateral equal to at least 100% of the value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.
When-Issued and Delayed Delivery Transactions. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more/less than the market value of the securities on the settlement date.
The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter in transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.
   Investing in Other Investment Companies. The Fund may invest its assets in securities of other investment companies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses.
PORTFOLIO TURNOVER
The securities in the Fund's portfolio will be sold whenever the Fund's investment adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held.
INVESTMENT LIMITATIONS
The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market or other portfolio instrument, as applicable, for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow money up to one-third of the value of its total assets and pledge assets as necessary to secure such borrowings.
The above investment limitation cannot be changed without shareholder approval. The following limitation, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.
The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice.
TRUST INFORMATION

MANAGEMENT OF THE TRUST
Board of Trustees. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.
Investment Adviser. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser (the `adviser''), subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.
Advisory Fees. The Fund's adviser receives an annual investment advisory fee equal to .40% of the Fund's average daily net assets. The adviser has also undertaken to reimburse the Fund for operating expenses in excess of limitations established by certain states. This does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.
Adviser's Background. Federated Management, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors. Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients. Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees and could result in severe penalties.
   Susan M. Nason has been the Fund's portfolio manager since inception. Ms. Nason joined Federated Investors in 1987 and has been a Senior Vice President of the Fund's investment adviser since 1997. Ms. Nason served as a Vice President of the investment adviser from 1992 until 1997 and an Assistant Vice President from 1990 until 1992. Ms. Nason is a Chartered Financial Analyst and received her M.S. in Industrial Administration from Carnegie Mellon University.
Robert J. Ostrowski has been the Fund's portfolio manager since July 1997. Mr. Ostrowski joined Federated Investors in 1987 and has been a Vice President of the Fund's investment adviser since 1993. Mr. Ostrowski served as an Assistant Vice President from 1990 to 1993. Mr. Ostrowski is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University.
Susan R. Hill has been the Fund's portfolio manager since July 1997. Ms. Hill joined Federated Investors in 1990 and has been a Vice President of the Fund's investment adviser since January 1997. Ms. Hill was an Assistant Vice President of the investment adviser from 1994 until 1996, and from 1990 to 1993 served as an Investment Analyst. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.
Todd A. Abraham has been the Fund's portfolio manager since July 1997. Mr. Abraham joined Federated Investors in 1993 as an Investment Analyst and has been an Assistant Vice President of the Fund' investment adviser since 1995. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992 to 1993. Mr. Abraham received his M.B.A. in finance from Loyola College.
DISTRIBUTION OF FUND SHARES
Federated Securities Corp. is the principal distributor for shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.
State securities laws may require certain financial institutions such as depository institutions to register as dealers.
ADMINISTRATION OF THE FUND
Administrative Services. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors as specified below:
MAXIMUM          AVERAGE AGGREGATE
ADMINISTRATIVE FEEDAILY NET ASSETS
   0.15%     on the first $250 million
   0.125%     on the next $250 million
   0.10%      on the next $250 million
   0.075%on assets in excess of $750 million
The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.
Shareholder Services. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25% of the average daily net asset value of the Fund shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.
Supplemental Payments to Financial Institutions. In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's investment adviser or its affiliates.
NET ASSET VALUE

The Fund's net asset value per share fluctuates. The net asset value for shares is determined by adding the interest of the shares in the market value of all securities and other assets of the Fund, subtracting the interest of the shares in the liabilities of the Fund and those attributable to shares, and dividing the remainder by the total number of shares outstanding.
INVESTING IN THE FUND

SHARE PURCHASES
Shares are sold on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or mail.
To purchase shares, open an account by calling Federated Securities Corp. Information needed to establish an account will be taken over the telephone. The Fund reserves the right to reject any purchase request.
By Wire. To purchase shares by Federal Reserve wire, call the Fund before 4:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, Massachusetts; Attention:
EDGEWIRE; For Credit to: Federated Institutional Short-Term Government Fund; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Wire Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.
By Mail. To purchase shares by mail, send a check made payable to Federated Institutional Short-Term Government Fund to: Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received after payment by check is converted by State Street Bank and Trust Company (`State Street Bank'') into federal funds. This is normally the next business day after State Street Bank receives the check. MINIMUM INVESTMENT REQUIRED
The minimum initial investment in shares is $1,000,000. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Fund. Accounts established through a non-affiliated bank or broker may be subject to a smaller minimum investment.
WHAT SHARES COST
Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Fund. Investors who purchase shares through a financial intermediary may be charged a service fee by that financial intermediary.
The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; or (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. CERTIFICATES AND CONFIRMATIONS
As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund.
Detailed confirmations of each purchase or redemption are sent to each shareholder. Monthly confirmations are sent to report dividends paid during the month.
DIVIDENDS
Dividends are declared daily and paid monthly. Dividends are declared just prior to determining net asset value. If an order for shares is placed on the preceding business day, shares purchased by wire begin earning dividends on the business day wire payment is received by the Fund. If the order for shares and payment by wire are received on the same day, shares begin earning dividends on the next business day. Shares purchased by check begin earning dividends on the business day after the check is converted by the transfer agent into federal funds. Dividends are automatically reinvested on payment dates in additional shares unless cash payments are requested by contacting the Fund.
CAPITAL GAINS
Capital gains realized by the Fund, if any, will be distributed at least once every 12 months.


REDEEMING SHARES

The Fund redeems shares at their net asset value next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Investors who redeem shares through a financial intermediary may be charged a service fee by that financial intermediary. Redemption requests must be received in proper form and can be made by telephone request or by written request.
TELEPHONE REDEMPTION
Shareholders may redeem their shares by telephoning the Fund before 4:00 p.m. (Eastern time). Telephone redemption instructions may be recorded. All proceeds will normally be wire transferred the following business day, but in no event more than seven days, to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. If at any time, the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.
An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp.
In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as written requests, should be considered. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.
WRITTEN REQUESTS
Shares may be redeemed in any amount by mailing a written request to:
Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.
The written request should state: Federated Institutional Trust - Federated Institutional Short-Term Government Fund; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.
Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other `eligible guarantor institution,'' as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.
ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $1,000,000. This requirement does not apply, however, if the balance falls below $1,000,000 because of changes in the Fund's net asset value.
Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.
SHAREHOLDER INFORMATION

VOTING RIGHTS
   Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election of Trustees under certain circumstances. As of April 23, 1997, Federated Management, Pittsburgh, Pennsylvania, owned 99.83% of the voting securities of the Fund, and, therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.
Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders for this purpose shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust entitled to vote.
TAX INFORMATION

FEDERAL INCOME TAX
The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.
Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares. STATE AND LOCAL TAXES
   Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.
PERFORMANCE INFORMATION

From time to time, the Fund advertises its total return and yield. Total return represents the change, over a specified period of time, in the value of an investment in the Fund after reinvesting all income and capital gain distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.
The yield of the Fund is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by the Fund and, therefore, may not correlate to the dividends or other distributions paid to shareholders.
The Fund is sold without any sales charge or other similar non-recurring charges.
From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.


ADDRESSES

          Federated Institutional  Federated Investors Tower
          Short-Term Government Fund    Pittsburgh, Pennsylvania 15222-3779
Distributor
          Federated Securities Corp.    Federated Investors Tower
                                Pittsburgh, Pennsylvania 15222-3779
Investment Adviser
          Federated Management  Federated Investors Tower
                                Pittsburgh, Pennsylvania 15222-3779
Custodian
          State Street Bank and P.O. Box 8600
          Trust Company         Boston, Massachusetts 02266-8600
Transfer Agent and Dividend Disbursing Agent
          Federated Shareholder P.O. Box 8600
          Services Company      Boston, Massachusetts 02266-8600
Independent Auditors
          Ernst & Young LLP     One Oxford Centre
                                Pittsburgh, Pennsylvania 15219


Federated
Institutional Short-Term
Government Fund
Prospectus
A Diversified Portfolio of
Federated Institutional Trust
An Open-End, Diversified
Management Investment Company
   Prospectus dated July     , 1997
                        -----
Cusip 31420B102
G00352-01 (7/97)



              FEDERATED INSTITUTIONAL SHORT-TERM GOVERNMENT FUND
                (A PORTFOLIO OF FEDERATED INSTITUTIONAL TRUST)
                     STATEMENT OF ADDITIONAL INFORMATION
       This Statement of Additional Information should be read with the prospectus of Federated Institutional Short-Term Government Fund (the `Fund''), a portfolio of Federated Institutional Trust (the ``Trust'')
    dated July      , 1997. This Statement is not a prospectus. You may
               -----
    request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.
    FEDERATED INVESTORS TOWER
    PITTSBURGH, PENNSYLVANIA 15222-3779
                      Statement dated July      , 1997
                                           -----

Federated Securities Corp. is the distributor of the Fund and is a subsidiary of Federated Investors.
Cusip 31420B102
G00352-02 (7/97)
TABLE OF CONTENTS

GENERAL INFORMATION ABOUT THE FUND        1

INVESTMENT OBJECTIVE AND POLICIES         1

 Types of Investments                     1
 Reverse Repurchase Agreements            1
 When-Issued and Delayed Delivery
  Transactions                            1
 Repurchase Agreements                    1
 Portfolio Turnover                       1
INVESTMENT LIMITATIONS                    2

FEDERATED INSTITUTIONAL TRUST MANAGEMENT  3

 Fund Ownership                           7
 Trustees Compensation                    7
 Trustee Liability                        8
INVESTMENT ADVISORY SERVICES              8

 Adviser to the Fund                      8
 Advisory Fees                            8
 Other Related Services                   9
OTHER ADMINISTRATION                      9

 Fund Administration                      9
 Custodian and Portfolio Accountant       9
 Transfer Agent                           9
 Independent Auditors                     9
SHAREHOLDER SERVICES                      9

BROKERAGE TRANSACTIONS                   10

PURCHASING SHARES                        10

 Conversion to Federal Funds             10
DETERMINING NET ASSET VALUE              10

 Determining Market Value of Securities  10
REDEEMING SHARES                         11

 Redemption in Kind                      11
MASSACHUSETTS PARTNERSHIP LAW            11

TAX STATUS                               11

 The Fund's Tax Status                   11
 Shareholders' Tax Status                11
TOTAL RETURN                             12

YIELD                                    12

PERFORMANCE COMPARISONS                  12

 Economic and Market Information         13
 Duration                                13
ABOUT FEDERATED INVESTORS                13

 Mutual Fund Market                      13




GENERAL INFORMATION ABOUT THE FUND
Federated Institutional Short-Term Government Fund is a portfolio of Federated Institutional Trust (the "Trust"). The Trust was established as a Massachusetts business trust under a Declaration of Trust dated June 9, 1994.
INVESTMENT OBJECTIVE AND POLICIES
The Fund's investment objective is current income. The Fund's investment objective cannot be changed without approval of shareholders. Unless otherwise indicated, the investment policies described below may be changed by the Board of Trustees ("Trustees") without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
   TYPES OF INVESTMENTS
The Fund invests only in U.S. government securities.
MORTGAGE-BACKED SECURITIES
Principal payments represent the amortization of the principal of the underlying mortgages and any prepayments of principal due to prepayment, refinancing, or foreclosure of the underlying mortgages. Although maturities of the underlying mortgage loans may range up to 30 years, amortization and prepayments substantially shorten the effective maturities of mortgage-backed securities. The interest rates paid on the underlying mortgages relating to adjustable rate mortgage-backed securities in which the Fund invests, generally are readjusted or reset at intervals of one year or less to an increment over some predetermined interest rate index.


REVERSE REPURCHASE AGREEMENTS
The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.
When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and are maintained until the transaction is settled. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund`s records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.


REPURCHASE AGREEMENTS
The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.
PORTFOLIO TURNOVER
The Fund will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the Fund's investment objective. The Fund's portfolio turnover rates for the fiscal year ended July 31, 1996, and the period from August 15, 1994, (start of business) to July 31, 1995, were 0% and 0%, respectively.
INVESTMENT LIMITATIONS
   SELLING SHORT AND BUYING ON MARGIN
The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of securities.


   ISSUING SENIOR SECURITIES AND BORROWING MONEY
The Fund will not issue senior securities, except that the Fund may borrow money in amounts up to one-third of the value of its total assets, including the amount borrowed. The Fund will not borrow money for investment leverage, but rather as a temporary, extraordinary, or emergency measure to facilitate management of the portfolio by enabling the Fund to, for example, meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding.
   PLEDGING ASSETS
The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may mortgage, pledge, or hypothecate assets having a market value not exceeding 15% of the value of total assets at the time of the borrowing.
   CONCENTRATION OF INVESTMENTS
The Fund will not invest 25% or more of the value of its total assets in any one industry. However, investing in U.S. government obligations shall not be considered investments in any one industry.
   DIVERSIFICATION OF INVESTMENTS
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of such issuer.


   INVESTING IN REAL ESTATE
The Fund will not purchase or sell real estate, including limited partnership interests, although it may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.
   INVESTING IN COMMODITIES
     The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.
   UNDERWRITING
The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities which the Fund may purchase pursuant to its investment objective, policies, and limitations.
   LENDING CASH OR SECURITIES
The Fund will not lend any of its assets, except portfolio securities. This shall not prevent the Fund from purchasing or holding U.S. government obligations, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment objective, policies and limitations or the Trust's Declaration of Trust.
The above limitations cannot be changed without shareholder approval. The following limitations may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
   INVESTING IN RESTRICTED SECURITIES
The Fund will not invest more than 10% of its total assets in securities subject to restrictions on resale under the Securities Act of 1933, except for restricted securities which meet the criteria for liquidity as established by the Board of Trustees.


   INVESTING IN ILLIQUID SECURITIES
The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice and certain restricted securities not determined by the Trustees to be liquid.
   INVESTING IN MINERALS
The Fund will not purchase interests in oil, gas, or other mineral exploration or development programs or leases, except it may purchase the securities of issuers which invest or sponsor such programs.
   INVESTING IN NEW ISSUERS
The Fund will not invest more than 5% of the value of its total assets in securities of issuers which have records of less than three years of continuous operations, including the operation of any predecessor.
   INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND
   TRUSTEES OF THE TRUST
The Fund will not purchase or retain the securities of any issuer if the officers and Trustees of the Trust or the Fund's investment adviser owning individually more than 1/2 of 1% of the issuer's securities together own more than 5% of the issuer's securities.
    Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.
The Fund does not expect to borrow money or invest in reverse repurchase agreements in excess of 5% of the value of its net assets during the coming fiscal year.


For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."


FEDERATED INSTITUTIONAL TRUST MANAGEMENT
Officers and Trustees are listed with their addresses, birthdates, present positions with Federated Institutional Trust and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director, Trustee, or Managing General Partner of the Funds.
Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust.


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee


Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director or Trustee of the Funds; formerly, Senior Partner, Ernst & Young LLP.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John
R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director or Trustee of the Funds; formerly, President, Naples Property Management, Inc.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; Director or Trustee of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.



James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.


Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee


Attorney-at-law; Shareholder, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director or Trustee of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.


Peter E. Madden
Seacliff
562 Bellevue Avenue
Newport, RI
Birthdate:  March 16, 1942
Trustee
Consultant; State Representative, Commonwealth of Massachusetts; Director or Trustee of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.




Gregor F. Meyer
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney-at-law; Shareholder, Miller, Ament, Henny & Kochuba; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director or Trustee of the Funds.




John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director or Trustee of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director or Trustee of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935


Trustee
Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director or Trustee of the Funds.


Glen R. Johnson
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 2, 1929
President
Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp.


J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Trust.


Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.



John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President, Secretary and Treasurer
Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President, Secretary and Treasurer of the Funds.






Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


*This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.
@Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board between meetings of the Board.


As used in the table above, "The Funds" and "Funds" mean the following investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Group of Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMS Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust;, Federated Total Return Series, Inc; Federated U.S. Government Bond Fund; Federated U. S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 5-10 Years; First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc,; High Yield Cash Trust; Federated Insurance Series; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Term Trust, Inc.-1999; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Targeted Duration Trust; Tax-Free Instruments Trust; Trust for Financial Institutions; Trust For Government Cash Reserves; Trust for Short-Term U.S.


Government Securities; Trust for U.S. Treasury Obligation; The Virtus Funds; and World Investment Series, Inc.
FUND OWNERSHIP
Officers and Trustees own less than 1% of the Fund's outstanding shares.
   As of April 23, 1997, one shareholder of record owned 5% or more of the outstanding shares of the Fund: Federated Management, Pittsburgh, Pennsylvania owned approximately 10,000 shares (99.83%).


TRUSTEES' COMPENSATION
                      AGGREGATE
NAME ,                COMPENSATION
POSITION WITH         FROM              TOTAL COMPENSATION PAID
TRUST                    TRUST *#       FROM FUND COMPLEX +


John F. Donahue       $0                $ 0 for the Trust and
Chairman and Trustee                    54 other investment companies in
                                        the Fund Complex
Thomas G. Bigley++    $   999.60        $86,331 for the Trust and
Trustee                                 54 other investment companies in
                                        the Fund Complex
John T. Conroy, Jr.,  $1,099.65         $115,760 for the Trust and
Trustee                                 54 other investment companies in
                                        the Fund Complex
William J. Copeland,  $1,099.65         $115,760 for the Trust and
Trustee                                 54 other investment companies in
                                        the Fund Complex
James E. Dowd,        $1,099.65         $115,760 for the Trust  and


Trustee                                 54 other investment companies in
                                        the Fund Complex
Lawrence D. Ellis, M.D.,  $999.60       $104,898 for the Trust  and
Trustee                                 54 other investment companies in
                                        the Fund Complex
Edward L. Flaherty, Jr.,  $1,099.65     $115,760 for the Trust and
Trustee                                 54 other investment companies in
                                        the Fund Complex
Peter E. Madden,      $   999.60        $104,898 for the Trust  and
Trustee                                 54 other investment companies in
                                        the Fund Complex
Gregor F. Meyer,      $   999.60        $104,898 for the Trust  and
Trustee                                 54 other investment companies in
                                        the Fund Complex
John E. Murray, Jr.,  $   999.60        $104,898 for the Trust and
Trustee                                 54 other investment companies in
                                        the Fund Complex
Wesley W. Posvar,     $   999.60        $104,898 for the Trust and
Trustee                                 54 other investment companies in
                                        the Fund Complex
Marjorie P. Smuts,    $   999.60        $104,898 for the Trust  and
Trustee                                 54 other investment companies in
                                        the Fund Complex


*Information is furnished for the fiscal year ended July 31, 1996.
#The aggregate compensation is provided for the Trust which is comprised of one portfolio.
+The information is provided for the last calendar year.


++Mr. Bigley served on 39 investment companies in the Federated Funds Complex from January 1 through September 30, 1995. On October 1, 1995, he was appointed a Trustee on 15 additional Federated Funds.
TRUSTEE LIABILITY
The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office. INVESTMENT ADVISORY SERVICES
ADVISER TO THE FUND
The Fund's investment adviser is Federated Management (the "adviser"). It is a subsidiary of Federated Investors. All of the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife, and his son, J. Christopher Donahue.
The adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
ADVISORY FEES
For its advisory services, Federated Management receives an annual investment advisory fee as described in the prospectus. For the fiscal year ended July 31, 1996, and the period from August 15, 1994, (start of business) to July 31, 1995, the adviser earned $0 and $0, respectively.


   STATE EXPENSE LIMITATIONS
The adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2-1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1-1/2% per year of the remaining average net assets, the adviser will reimburse the Fund for its expenses over the limitation.
If the Fund's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the adviser will be limited, in any single fiscal year, by the amount of the investment advisory fee.
     This arrangement is not part of the advisory contract and may be amended or rescinded in the future.
OTHER RELATED SERVICES
Affiliates of the adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of shares of funds offered by Federated Securities Corp.
OTHER SERVICES


FUND ADMINISTRATION
Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. From August 15, 1994 to March 1, 1996, Federated Administrative Services served as the Fund's administrator. The former Administrator is a subsidiary of Federated Investors. For purposes of this Statement of Additional Information, Federated Services Company and Federated Administrative Services may hereinafter collectively be referred to as the "Administrators." For the fiscal year ended July 31, 1996 and the period from August 15, 1994 (start of business) to July 31, 1995, the Administrators earned $0 and $0, respectively, none of which was waived. CUSTODIAN AND PORTFOLIO ACCOUNTANT
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, Pennsylvania, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.
TRANSFER AGENT
Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based upon the size, type and number of accounts and transactions made by shareholders. INDEPENDENT AUDITORS
The independent auditors for the Fund are Ernst & Young LLP, Pittsburgh, Pennsylvania.
SHAREHOLDER SERVICES


This arrangement permits the payment of fees to Federated Shareholder Services and financial institutions to cause services to be provided which are necessary for the maintenance of shareholder accounts and to encourage personal services to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to: providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and to maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.
By adopting the Shareholder Services Agreement, the Trustees expect that the Fund will benefit by: (1) providing personal services to shareholders;
(2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts. For the fiscal year ended July 31, 1996, and the period August 15, 1994 (start of buisness) to July 31, 1995, the Fund paid $0 and $0, respectively, pursuant to the Shareholder Services Agreement of which $0 and $0 were waived.
BROKERAGE TRANSACTIONS


When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal year ended July 31, 1996 and the period from August 15, 1994 (start of business) to July 31, 1995, the Fund paid $0 and $0, respectively, in brokerage commissions.


Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund. PURCHASING SHARES
Shares are sold at their net asset value without a sales charge on days the New York Stock Exchange is open for business. The procedure for purchasing shares is explained in the prospectus under "Investing in Shares." CONVERSION TO FEDERAL FUNDS
It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. State Street Bank acts as the shareholder's agent in depositing checks and converting them to federal funds.
DETERMINING NET ASSET VALUE
Net asset value generally changes each day. The days on which net asset value is calculated by the Fund are described in the prospectus. Net asset value will not be calculated on days on which the New York Stock Exchange is closed.
DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities are determined as follows:


O    ACCORDING TO THE MEAN BETWEEN THE OVER-THE-COUNTER BID AND ASKED
PRICES PROVIDED BY AN INDEPENDENT PRICING SERVICE, IF AVAILABLE, OR AT FAIR VALUE AS DETERMINED IN GOOD FAITH BY THE FUND'S BOARD OF TRUSTEES; OR
O    FOR SHORT-TERM OBLIGATIONS WITH REMAINING MATURITIES OF LESS THAN 60
DAYS AT THE TIME OF PURCHASE, AT AMORTIZED COST UNLESS THE BOARD OF TRUSTEES DETERMINES THAT PARTICULAR CIRCUMSTANCES OF THE SECURITY INDICATE OTHERWISE.
Prices provided by independent pricing services may be determined without relying exclusively on quoted prices. Pricing services may consider:
O    YIELD;
O    QUALITY;
O    COUPON RATE;
O    MATURITY;
O    TYPE OF ISSUE;
O    TRADING CHARACTERISTICS; AND
O    OTHER MARKET DATA.
REDEEMING SHARES
The Fund redeems shares at the next computed net asset value after the Fund receives the redemption request. Redemption procedures are explained in the prospectus under "Redeeming Shares". Although the transfer agent does not charge for telephone redemptions, the transfer agent's bank reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.
REDEMPTION IN KIND
Although the Trust intends to redeem shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the Fund's portfolio. To the extent available, such securities will be readily marketable.


Redemption in kind will be made in conformity with applicable Securities and Exchange Commission rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable.
The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Fund is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.
Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.
MASSACHUSETTS PARTNERSHIP LAW
Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for acts or obligations of the Trust. To protect shareholders of the Fund, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument that the Trust or its Trustees enter into or sign on behalf of the Fund.
In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust on behalf of the Fund. Therefore, financial loss resulting from liability as a shareholder of the Fund will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them from the assets of the Fund.
TAX STATUS


THE FUND'S TAX STATUS
The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:
O    DERIVE AT LEAST 90% OF ITS GROSS INCOME FROM DIVIDENDS, INTEREST, AND
GAINS FROM THE SALE OF SECURITIES;
O    DERIVE LESS THAN 30% OF ITS GROSS INCOME FROM THE SALE OF SECURITIES
HELD LESS THAN THREE MONTHS;
O    INVEST IN SECURITIES WITHIN CERTAIN STATUTORY LIMITS; AND
O    DISTRIBUTE TO ITS SHAREHOLDERS AT LEAST 90% OF ITS NET INCOME EARNED
DURING THE YEAR.
SHAREHOLDERS' TAX STATUS
Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional shares. No portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.
   CAPITAL GAINS
     Long-term capital gains distributed to shareholders will be treated as long-term capital gains regardless of how long shareholders have held Fund shares.
TOTAL RETURN
The Fund's average annual total return for the fiscal year ended July 31, 1996, was 0%.
The Fund's cumulative total return for the period August 15, 1994 (start of business) to July 31, 1996, was 0%.


Cumulative total return reflects the Fund's total performance over a specific period of time. The Fund's cumulative total return is representative of only eleven months of fund activity.
The average annual total return for the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the maximum offering price per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales load, adjusted over the period by any additional shares, assuming the reinvestment of all dividends and distributions.
YIELD
The Fund's yield for the thirty-day period ended July 31, 1996, was 0%.
The yield for the Fund is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders.
To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, performance will be reduced for those shareholders paying those fees. PERFORMANCE COMPARISONS


The performance of the Fund depends upon such variables as:
O    PORTFOLIO QUALITY;
O    AVERAGE PORTFOLIO MATURITY;
O    TYPE OF INSTRUMENTS IN WHICH THE PORTFOLIO IS INVESTED
O    CHANGES IN INTEREST RATES AND MARKET VALUE OF PORTFOLIO SECURITIES;
O    CHANGES IN THE FUND'S EXPENSES; AND
O    VARIOUS OTHER FACTORS.
The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and net asset value per share are factors in the computation of yield and total return.
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
O    Lipper Analytical Services, Inc. RANKS FUNDS IN VARIOUS CATEGORIES BY
MAKING COMPARATIVE CALCULATIONS USING TOTAL RETURN. TOTAL RETURN ASSUMES THE REINVESTMENT OF ALL CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS AND TAKES INTO ACCOUNT ANY CHANGE IN NET ASSET VALUE OVER A SPECIFIC PERIOD OF TIME. FROM TIME TO TIME, THE FUND WILL QUOTE ITS LIPPER RANKING IN THE "SHORT-TERM U.S. GOVERNMENT FUNDS" CATEGORY IN ADVERTISING AND SALES LITERATURE.
O    Merrill Lynch 2-Year Treasury Index IS COMPRISED OF THE MOST RECENTLY
ISSUED 2-YEAR TREASURY NOTES. INDEX RETURNS ARE CALCULATED AS TOTAL RETURNS FOR PERIODS OF ONE, THREE, SIX AND TWELVE MONTHS AS WELL AS YEAR-TO-DATE.


O    Morningstar, Inc., AN INDEPENDENT RATING SERVICE, IS THE PUBLISHER OF
THE BI-WEEKLY MUTUAL FUND VALUES. MUTUAL FUND VALUES RATES MORE THAN 1,000 NASDAQ-LISTED MUTUAL FUNDS OF ALL TYPES, ACCORDING TO THEIR RISK-ADJUSTED RETURNS. THE MAXIMUM RATING IS FIVE STARS, AND RATINGS ARE EFFECTIVE FOR TWO WEEKS.
Advertisements and other sales literature for the Fund may quote total returns which are calculated on nonstandardized base periods. The total return represents the historic change in the value of an investment in the Fund based on reinvestment of dividends over a specified period of time. Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.
ECONOMIC AND MARKET INFORMATION
Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Fund. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute.


DURATION
Duration is a commonly used measure of the potential volatility in the price of a bond, or other fixed income security, or in a portfolio of fixed income securities, prior to maturity. Volatility is the magnitude of the change in the price of a bond relative to a given change in the market rate of interest. A bond's price volatility depends on three primary variables: the bond's coupon rate; maturity date; and the level of market yields of similar fixed income securities. Generally, bonds with lower coupons or longer maturities will be more volatile than bonds with higher coupons or shorter maturities. Duration combines these variables into a single measure.
Duration is calculated by dividing the sum of the time-weighted present values of the cash flows of a bond or bonds, including interest and principal payments, by the sum of the present values of the cash flows. ABOUT FEDERATED INVESTORS
Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.


In the government sector, as of December 31, 1995, Federated managed 9 mortgage-backed, 5 government/agency and 17 government money market mutual funds, with assets approximating $7.7 billion, $1.7 billion and $20.9 billion, respectively. Federated trades approximately $300 million in U.S. government and mortgage-backed securities daily and places approximately $13 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages nearly $10 billion in government funds within these maturity ranges.
J. Thomas Madden, Executive Vice President, oversees Federated's equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated's domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated's international portfolios.
MUTUAL FUND MARKET
Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3 trillion to the more than 5,500 funds available.*
Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:


INSTITUTIONAL CLIENTS
Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.
TRUST ORGANIZATIONS
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales. BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated funds are available to consumers through major brokerage firms nationwide--including 200 New York Stock Exchange firms--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high rankings in several DALBAR Surveys. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division.

* SOURCE: Investment Company Institute




PART C. OTHER INFORMATION.

Item 24.  Financial Statements and Exhibits:

          (a)  Financial Statements (to be filed by amendment).
          (b)  Exhibits:
                (1) Conformed Copy of Amended Declaration of Trust of the
                    Registrant;(2)
                (2) Copy of Amended By-Laws of the Registrant;(2)
                (3) Not applicable;
                (4) Copy of Specimen Certificate for Shares of Beneficial
                    Interest of the Registrant;(2)
                (5) Conformed Copy of Investment Advisory Contract of the
                    Registrant;(3)
                (6) (i) Conformed Copy of of Distributor's Contract of the Registrant;(3)
                    (ii) The Registrant hereby incorporates the conformed
                         copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)6 of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File Nos. 33-38550 and 811-6269);
                (7) Not applicable;
                (8) Conformed Copy of Custodian Agreement of the
                    Registrant;(3)


                (9) (i) Conformed Copy of Fund Accounting, Shareholder Recordkeeping, and Custody Services Procurement Agreement of the Registrant;(3)
                    (ii) Conformed Copy of Administrative Services
                         Agreement;(2)
                    (iii)Conformed Copy of Shareholder Services
                         Agreement;(2)
                    (iv) The responses described in Item 24(b)6 are hereby
                         incorporated by reference;
               (10) Conformed Copy of Opinion and Consent of Counsel as to
                    legality of shares being registered;(2)
               (11) Not applicable;
               (12) Not applicable;
               (13) Conformed Copy of Initial Capital Understanding;(2)



+    All exhibits have been filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed July 6, 1994. (File Nos. 33-54445 and 811-7193).
2. Response is incorporated by reference to Registrant's Registration Statement on Form N-1A filed August 26, 1994. (File Nos. 33-54445 and 811-7193).
3. Response is incorporated by reference to Registrant's Registration Statement on Form N-1A filed September 22, 1995. (File Nos. 33-54445 and 811-7193).



               (14) Not applicable;
               (15) Not applicable;
               (16) Not applicable;
               (17) Copy of Financial Data Schedule;(4)
               (18) Conformed Copy of Power of Attorney;(4)

Item 25.  Persons Controlled by or Under Common Control with Registrant

          None

Item 26.  Number of Holders of Securities:

                                        Number of Record Holders
          Title of Class                as of April 23, 1997
          Shares of
          beneficial interest
          (no par value)

          Federated Institutional
          Short-Term Government Fund              6

Item 27.  Indemnification:(2)

Item 28.  Business and Other Connections of Investment Adviser:

     (a) For a description of the other business of the investment adviser, see the section entitled "Trust Information - Management of the Trust" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Trust Management - Officers and Trustees." The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson, Partner, Wilson, Halbrook & Bayard, 107 W. Market Street, Georgetown, Delaware 19947.

       The remaining Officers of the investment adviser are: William D. Dawson,III, Henry A. Frantzen, and J. Thomas Madden Executive Vice Presidents; Peter R. Anderson, Drew J. Collins, Jonathan C. Conley, Deborah A. Cunningham, Mark E. Durbiano, J. Alan Minteer, and Mary Jo Ochson, Senior Vice Presidents; J. Scott Albrecht, Joseph M. Balestrino, Randall S. Bauer, David F. Belton, Christine A. Bosio, David A. Briggs, Kenneth J. Cody, Alexandre de Bethmann, Linda A. Duessel, Michael J. Donnelly, Michael P. Donnelly, Kathleen M. Foody-Malus, Thomas M. Franks; Edward C. Gonzales, James E. Grefenstette, Susan R. Hill, Stephen A. Keen, Robert M. Kowit, Jeff
       A. Kozemchak, Marian R. Marinack, Sandra L. McInerney, Susan M. Nason, Robert J. Ostrowski, Charles A. Ritter, Frank Semack, Aash M. Shah, Scott B. Schermerhorn, William F. Stotz, Tracy P. Stouffer, Edward J. Tiedge, Paige M. Wilhelm, Jolanta M. Wysocka, Vice Presidents; Todd A. Abraham, Stafanie L. Bachhuber, Michael W. Casey, William R. Jamison, Constantine Kartsonsas,


2. Response is incorporated by reference to Registrant's Registration Statement on Form N-1A filed August 26, 1994. (File Nos. 33-54445 and 811-7193).
4. Response is incorporated by reference to Registrant's Registration Statement on Form N-1A filed September 25, 1996. (File Nos. 33-54445 and 811-7193).


     Robert M. March, Joseph M. Natoli, Keith J. Sabol, and Michael W. Sirianni, Assistant Vice Presidents; Stephen A. Keen, Secretary; Thomas R. Donahue, Treasurer and Assistant Secretary; Richard B. Fisher, Assistant Secretary and Assistant Treasurer; Christine I. McGonigle, Assistant Secretary. The business address of each of the Officers of the investment adviser is Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the Funds listed in Part B of this Registration Statement.

Item 29.  Principal Underwriters:

     (a) Federated Securities Corp., the Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies: 111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; BayFunds; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S.


     Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund:
     2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Biltmore Funds; The Biltmore Municipal Funds; The Monitor Funds; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S.


     Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; Wesmark Funds; and World Investment Series, Inc.

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.



          (b)

       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


Richard B. Fisher         Director, Chairman, Chief    Vice President
Federated Investors Tower Executive Officer, Chief
Pittsburgh, PA 15222-3779 Operating Officer, Asst.
                          Secretary, and Asst.
                          Treasurer, Federated
                          Securities Corp.

Edward C. Gonzales        Director, Executive ViceExec. Vice Pres.
Federated Investors Tower President, Federated,
Pittsburgh, PA 15222-3779 Securities Corp.

Thomas R. Donahue         Director, Assistant Secretary,
Federated Investors Tower Assistant Treasurer


Pittsburgh, PA 15222-3779 Federated Securities Corp

John B. Fisher            President-Institutional Sales,    --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz             President-Broker/Dealer,     --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark R. Gensheimer        Executive Vice President of       --
Federated Investors Tower Bank/Trust, Federated
Pittsburgh, PA 15222-3779 Securities Corp.

Mark W. Bloss             Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



Christopher T. Fives      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton         Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James M. Heaton           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


Keith Nixon               Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV       Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion        Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.


Pittsburgh, PA 15222-3779

Thomas E. Territ          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman           Vice President, Secretary,        --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis  Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Dale R. Browne            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



R. Leonard Corton, Jr.    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson      Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen         Vice President,              --
Federated Investors Tower Federated Securites Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


Jill Ehrenfeld            Vice President,              --
Federated Investors Tower Federated Securities Corp.


Pittsburgh, PA 15222-3779

Mark D. Fisher            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James E. Hickey           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joseph Kennedy         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



Steven A. La Versa        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. O'Brien        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert D. Oehlschlager    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas A. Peters III      Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779




       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


Robert F. Phillips        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward L. Smith           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart        Vice President,              --
Federated Investors Tower Federated Securities Corp.


Pittsburgh, PA 15222-3779

Richard Suder             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jamie M. Teschner         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Miles J. Wallace          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski     Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



Michael P. Wolff          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward R. Bozek           Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


Charlene H. Jennings      Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Timothy Radcliff       Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley             Treasurer,                   --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Leslie K. Platt           Assistant Secretary,         --
Federated Investors Tower Federated Securities Corp.


Pittsburgh, PA 15222-3779


          (c)  Not applicable.


Item 30.  Location of Accounts and Records:

          All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

          Registrant                    Federated Investors Tower
                                        Pittsburgh, Pennsylvania
                                          15222-3779

          Federated Shareholder Services
          Company                       Federated Investors Tower
          ("Transfer Agent')            Pittsburgh, Pennsylvania
                                          15222-3779

          Federated Services            Federated Investors Tower
           Company                      Pittsburgh, Pennsylvania
          ("Administrator")               15222-3779

          Federated Management          Federated Investors Tower
          ("Adviser")                   Pittsburgh, Pennsylvania
                                          15222-3779



          State Street Bank and         P.O. Box 8600
           Trust Company                Boston, Massachusetts
          ("Custodian")                   02266-8600


Item 31.  Management Services:  Not applicable.



Item 32.  Undertakings:

          Registrant hereby undertakes to comply with the provisions of
          Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

          Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

          Registrant hereby undertakes to file a post-effective amendment on behalf of Federated Institutional Short-Term Government Fund, using financial statements for Federated Institutional Short-Term Government Fund, which need not be certified, within four to six months from the effective date of this Post-Effective Amendment No. 3.


                                SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED INSTITUTIONAL TRUST, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 2nd day of May, 1997.

                       FEDERATED INSTITUTIONAL TRUST

               BY: /s/ J. Crilley Kelly
               J. Crilley Kelly, Assistant Secretary
               Attorney in Fact for John F. Donahue
               May 2, 1997


   Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

   NAME                       TITLE                         DATE

By:/s/J. Crilley Kelly
   J. Crilley Kelly         Attorney In Fact   May 2, 1997
   ASSISTANT SECRETARY      For the Persons
                            Listed Below

   NAME                       TITLE



John F. Donahue*            Chairman and Trustee
                            (Chief Executive Officer)

Glen R. Johnson*            President

John W. McGonigle*          Executive Vice
                              President, Secretary and
                              Treasurer
                            (Principal Financial and
                            Accounting Officer)

Thomas G. Bigley*           Trustee

John T. Conroy, Jr.*        Trustee

William J. Copeland*        Trustee

James E. Dowd*              Trustee

Lawrence D. Ellis, M.D.*    Trustee

Edward L. Flaherty, Jr.*    Trustee

Peter E. Madden*            Trustee

Gregor F. Meyer*            Trustee

John E. Murray, Jr.*        Trustee

Wesley W. Posvar*           Trustee

Marjorie P. Smuts*          Trustee


* By Power of Attorney